Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Organization and reorganization

VCI Global Limited was incorporated in the British Virgin Islands on April 29, 2020. The registered office of the Company is situated at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, British Virgin Islands. The principal place of business of the Company is situation at BO3-C-8, Menara 3A, KL Eco City, No.3 Jalan Bangsar, 59200 Kuala Lumpur, Malaysia. During the year, VCI Global Limited implemented a group-wide restructuring exercise aimed at streamlining its business portfolio and enhancing strategic alignment with its core growth initiatives. In line with the Group’s strategic direction to focus on the AI sector, technology infrastructure, and RWA consultancy services, management disposed of subsidiaries operating in non-core business segments.

The divested subsidiaries were primarily involved in business consultancy, financing provider activities, and real property consultancy services. The disposal enables the Group to reallocate resources towards its core business segments and strengthen its position in the targeted growth sectors. The details can refer to the below table:

The Company and its subsidiaries are in the table as follows:

	Percentage of effective ownership
	December 31,
Name	Date of incorporation	2023	2024	2025	Place of incorporation	Principal activities
		%	%	%
VCI Global Limited	29.04.2020	100	100	100	British Virgin Island	Holding company.
V Capital Kronos Berhad	01.09.2020	100	100	100	Malaysia	Holding company.
AB Management and Consultancy Services Sdn Bhd	04.05.2020	80	93.34	93.34	Malaysia	Holding company.
Elmu Education Group Sdn Bhd	03.12.2020	56	-	20	Malaysia	Education and training services.
Elmu Higher Education Sdn Bhd	24.05.2021	56	-	20	Malaysia	Education and training services and holding company
V Capital Real Estate Sdn Bhd	05.07.2021	100	100	30	Malaysia	Provision of real estate management consultancy services.
VCI Energy Sdn Bhd	12.11.2021	100	100	30	Malaysia	Dormant.
V Galactech Sdn Bhd	12.01.2022	100	100	100	Malaysia	Provision of information technology development.
V Capital Real Estate Limited	08.02.2024	-	100	30	British Virgin Island	Holding company
V Gallant Limited (formerly known as VC AI Limited)	19.08.2024	-	100	34.68	British Virgin Island	Holding company.
VC AI Sdn Bhd	16.12.2024	-	100	100	Malaysia	Holding company
V Gallant Sdn Bhd	18.09.2024	-	100	100	Malaysia	Trading of high-performance servers, information technology hardware
RoboDAX Limited (formerly known as Smart Bridge Technologies Limited)	13.05.2024	-	100	100	British Virgin Island	Holding company
Smart Bridge Technologies Sdn Bhd	22.10.2025	-	-	100	Malaysia	Technology solution consultancy
VCI Global (Singapore) Pte. Ltd.	10.03.2025	-	-	100	Singapore	Management consultancy services
AiSecure Limited	09.01.2025	-	-	100	British Virgin Island	Dormant
VCI Energy Limited	05.02.2025	-	-	30	British Virgin Island	Holding company
VCI (HK) Limited	04.12.2025	-	-	100	Hong Kong	Management consultancy services

Principal activities

The Company is a holding company. The principal activities of the Company and its subsidiaries (collectively referred to as the “Company” or “the Group”) are the provision of business strategy consultancy and technology development solution consultancy.

The Company is headquartered in Malaysia and conducts its primary operations through its significant direct and indirectly held subsidiaries that are incorporated and domiciled in Malaysia, namely V Capital Kronos Berhad, V Galactech Sdn. Bhd., V Gallant Sdn Bhd., and V Gallant Limited were incorporated in the British Virgin Islands.